NET INCOME (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NET INCOME (LOSS) PER SHARE
Net Income (loss) Per Share

13. NET INCOME (LOSS) PER SHARE

Net income (loss) per share represents the net earnings/loss attributable to shareholders divided by the weighted average number of shares outstanding during the period on an as converted basis.

	For the Three Months Ended
	March 31,	March 31,
(in thousands except per share amounts)	2022	2021
Net loss	$(4,057)	$(6,719)

Net loss per share:
Basic	$(0.04)	$(0.13)
Diluted	$(0.04)	$(0.13)
Weighted average shares outstanding:
Basic	100,118	53,592
Diluted	100,118	53,592

Weighted average potentially diluted shares (1):
Basic shares	100,118	53,592
Options	-	-
Warrants	-	-
Convertible debentures	-	-
Restricted stock units	-	-
Total weighted average potentially diluted shares:	100,118	53,592

________________________

(1)

For the above net loss periods, the inclusion of options, warrants, convertible debentures and restricted stock units in the calculation of diluted earnings per share would be anti-dilutive, and accordingly, were excluded from the diluted loss per share calculation.

13. NET INCOME (LOSS) PER SHARE

Net loss per share represents the net earnings/loss attributable to shareholders divided by the weighted average number of shares outstanding during the period on an as converted basis.

	Years Ended
	December 31,	December 31,	December 31,
(in thousands except per share amounts)	2021	2020	2019
Net loss	$(24,677)	$(21,910)	$(49,934)

Net loss per share:
Basic	$(0.27)	$(0.65)	$(1.59)
Diluted	$(0.27)	$(0.65)	$(1.59)
Weighted average shares outstanding:
Basic	90,746	33,940	31,379
Diluted	90,746	33,940	31,379

Weighted average potentially diluted shares(1):
Basic shares	90,746	33,940	31,379
Options	-	-	-
Warrants	-	-	-
Convertible debentures	-	-	-
Restricted stock units	-	-	-
Total weighted average potentially diluted shares:	90,746	33,940	31,379

________________

(1) For the above periods, the inclusion of options, warrants, convertible debentures and restricted stock units in the calculation of diluted earnings per share would be anti-dilutive, and accordingly, were excluded from the diluted loss per share calculation.